PHOENIX INVESTOR'S EDGE(SM)

                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY PHL VARIABLE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

      The information contained in this supplement updates your prospectus.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

          THE PHOENIX EDGE SERIES FUND
          ----------------------------
             [diamond] Phoenix-Kayne Large-Cap Core Series
             [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
             [diamond] Phoenix-Lazard U.S. Multi-Cap Series
             [diamond] Phoenix-Lord Abbett Bond-Debenture Series
             [diamond] Phoenix-Lord Abbett Large-Cap Value Series
             [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
             [diamond] Phoenix-State Street Research Small-Cap Growth Series

   These funds are not yet available to California residents and are pending
                           California state approval.

================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

    PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


TF776                                                                Page 1 of 6

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THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "SUMMARY OF EXPENSES" SECTION
IN THE PROSPECTUS:

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            OTHER                         OTHER
                                                                          OPERATING     TOTAL ANNUAL    OPERATING      TOTAL ANNUAL
                                                   INVESTMENT   RULE      EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                   MANAGEMENT   12B-1      BEFORE          BEFORE         AFTER           AFTER
                      SERIES                           FEE      FEES    REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                    0.75%      N/A        0.27%          1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                         1.00%      N/A        1.41%          2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                     0.85%      N/A        2.28%          3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)      0.85%      N/A        2.34%          3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3)(7)                        0.35%      N/A        0.77%          1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R)(3, 7)            0.35%      N/A        2.00%          2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)   0.75%      N/A        0.41%          1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                0.63%      N/A        0.09%          0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)        0.90%      N/A        1.23%          2.13%          0.25%           1.15%
Phoenix-Goodwin Money Market (3, 7)                   0.40%      N/A        0.20%          0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)      0.50%      N/A        0.21%          0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                 0.70%      N/A        0.30%          1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)    0.45%      N/A        0.25%          0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                  0.80%      N/A        0.71%          1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                           0.85%      N/A        0.34%          1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 9)                   0.70%      N/A        0.54%          1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 9)          0.90%      N/A        1.13%          2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 9)     0.90%      N/A        1.54%          2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 9)                 0.90%      N/A        1.16%          2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 9)                  0.80%      N/A        0.95%          1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 9)             0.75%      N/A        1.31%          2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 9)            0.75%      N/A        0.71%          1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 9)              0.85%      N/A        0.99%          1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)          0.75%      N/A        2.99%          3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                 0.75%      N/A        3.34%          4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                           0.75%      N/A        1.85%          2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)               0.70%      N/A        0.23%          0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)          0.58%      N/A        0.13%          0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)            0.90%      N/A        1.90%          2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)        1.05%      N/A        0.49%          1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)      1.05%      N/A        1.28%          2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                  0.80%      N/A        0.30%          1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                 0.75%      N/A        0.21%          0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 9) 0.85%      N/A        0.70%          1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                0.85%      N/A        2.33%          3.18%          0.15%           1.00%
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

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
(9) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

TF776                                                                Page 2 of 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 1 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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
                                                                   1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                                                   ------            -------           -------          --------
Phoenix-Kayne Large-Cap Core                                        $107              $161               N/A              N/A
Phoenix-Kayne Small-Cap Quality Value                                115               184               N/A              N/A
Phoenix-Lazard International Equity Select                           119               195               N/A              N/A
Phoenix-Lazard Small-Cap Value                                       115               185               N/A              N/A
Phoenix-Lazard U.S. Multi-Cap                                        112               176               N/A              N/A
Phoenix-Lord Abbett Bond-Debenture                                   115               185               N/A              N/A
Phoenix-Lord Abbett Large-Cap Value                                  109               167               N/A              N/A
Phoenix-Lord Abbett Mid-Cap Value                                    113               178               N/A              N/A
Phoenix-State Street Research Small-Cap Growth                       110               170               N/A              N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                                                   ------            -------           -------          --------
Phoenix-Kayne Large-Cap Core                                        $107               $161              N/A              N/A
Phoenix-Kayne Small-Cap Quality Value                                115                184              N/A              N/A
Phoenix-Lazard International Equity Select                           119                195              N/A              N/A
Phoenix-Lazard Small-Cap Value                                       115                185              N/A              N/A
Phoenix-Lazard U.S. Multi-Cap                                        112                176              N/A              N/A
Phoenix-Lord Abbett Bond-Debenture                                   115                185              N/A              N/A
Phoenix-Lord Abbett Large-Cap Value                                  109                167              N/A              N/A
Phoenix-Lord Abbett Mid-Cap Value                                    113                178              N/A              N/A
Phoenix-State Street Research Small-Cap Growth                       110                170              N/A              N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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                                                                   1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                                                   ------            -------           -------          --------
Phoenix-Kayne Large-Cap Core                                         $35               $107              N/A              N/A
Phoenix-Kayne Small-Cap Quality Value                                 43                130              N/A              N/A
Phoenix-Lazard International Equity Select                            47                141              N/A              N/A
Phoenix-Lazard Small-Cap Value                                        43                131              N/A              N/A
Phoenix-Lazard U.S. Multi-Cap                                         40                122              N/A              N/A
Phoenix-Lord Abbett Bond-Debenture                                    43                131              N/A              N/A
Phoenix-Lord Abbett Large-Cap Value                                   37                113              N/A              N/A
Phoenix-Lord Abbett Mid-Cap Value                                     41                124              N/A              N/A
Phoenix-State Street Research Small-Cap Growth                        38                116              N/A              N/A


TF776                                                                Page 3 of 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 2 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                                                  ------            -------           -------          --------
Phoenix-Kayne Large-Cap Core                                       $109              $165               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               116               188               N/A               N/A
Phoenix-Lazard International Equity Select                          120               200               N/A               N/A
Phoenix-Lazard Small-Cap Value                                      117               189               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       114               180               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  117               189               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 111               172               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   115               183               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      112               174               N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                                                  ------            -------           -------          --------
Phoenix-Kayne Large-Cap Core                                       $109              $165               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               116               188               N/A               N/A
Phoenix-Lazard International Equity Select                          120               200               N/A               N/A
Phoenix-Lazard Small-Cap Value                                      117               189               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       114               180               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  117               189               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 111               172               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   115               183               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      112               174               N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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                                                                  1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                                                  ------            -------           -------          --------
Phoenix-Kayne Large-Cap Core                                       $37               $111               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               44                134               N/A               N/A
Phoenix-Lazard International Equity Select                          48                146               N/A               N/A
Phoenix-Lazard Small-Cap Value                                      45                135               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       42                126               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  45                135               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 39                118               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   43                129               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      40                120               N/A               N/A


TF776                                                                Page 4 of 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 3 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $110              $170              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               118               192              N/A               N/A
Phoenix-Lazard International Equity Select                          122               204              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      118               193              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       115               184              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  118               193              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 112               176              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   116               187              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      113               179              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $110              $170              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               118               192              N/A               N/A
Phoenix-Lazard International Equity Select                          122               204              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      118               193              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       115               184              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  118               193              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 112               176              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   116               187              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      113               179              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $38              $116              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                46               138              N/A               N/A
Phoenix-Lazard International Equity Select                           50               150              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       46               139              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        43               130              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   46               139              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  40               122              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    44               133              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       41               125              N/A               N/A


TF776                                                                Page 5 of 6

================================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

      ------------------------------------------------------------------
      PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
      ------------------------------------------------------------------
      Phoenix-Kayne Large-Cap Core Series
      Phoenix-Kayne Small-Cap Quality Value Series
      ------------------------------------------------------------------

      ------------------------------------------------------------------
      PIC SUBADVISORS
      ------------------------------------------------------------------
      Kayne Anderson Rudnick Investment Management, LLC
      o   Phoenix-Kayne Large-Cap Core Series
      o   Phoenix-Kayne Small-Cap Quality Value Series
      ------------------------------------------------------------------

      ------------------------------------------------------------------
      PHOENIX VARIABLE ADVISORS, INC. ("PVA")
      ------------------------------------------------------------------
      Phoenix-Lazard International Equity Select Series
      Phoenix-Lazard Small-Cap Value Series
      Phoenix-Lazard U.S. Multi-Cap Series
      Phoenix-Lord Abbett Bond-Debenture Series
      Phoenix-Lord Abbett Large-Cap Value Series
      Phoenix-Lord Abbett Mid-Cap Value Series
      Phoenix-State Street Research Small-Cap Growth Series
      ------------------------------------------------------------------

      ------------------------------------------------------------------
      PVA SUBADVISORS
      ------------------------------------------------------------------
      Lazard Asset Management
      o   Phoenix-Lazard International Equity Select Series
      o   Phoenix-Lazard Small-Cap Value Series
      o   Phoenix-Lazard U.S. Multi-Cap Series
      Lord, Abbett & Co.
      o   Phoenix-Lord Abbett Bond-Debenture Series
      o   Phoenix-Lord Abbett Large-Cap Value Series
      o   Phoenix-Lord Abbett Mid-Cap Value Series
      State Street Research & Management Company
      o   Phoenix-State Street Research Small-Cap Growth Series
      ------------------------------------------------------------------

================================================================================
KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



TF776                                                                Page 6 of 6